SUMMARY OF NONEMPLOYEE OPTION ACTIVITY (Details) - Non Employee [Member]	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of Options, Beginning balance | shares
Weighted Average Exercise Price, Beginning balance | $ / shares
Intrinsic Value, Beginning balance | $
Number of Options, Granted | shares	515,000
Weighted Average Exercise Price, Granted | $ / shares	$ 1.90
Number of Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Options, Forfeited | shares	(26,667)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 1.60
Number of Options, Expired | shares	(13,333)
Weighted Average Exercise Price, Expired | $ / shares	$ 1.60
Number of Options, Ending balance | shares	475,000
Weighted Average Exercise Price, Ending balance | $ / shares	$ 1.90
Weighted Average Remaining Contractual Term (in Years)	4 years 4 months 28 days
Intrinsic Value, Ending balance | $	$ 288,788